UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Mason Hill Advisors, LLC
           ------------------------------------------------
 Address:   477 Madison Ave., 8[th] Floor
           ------------------------------------------------
            New York, New York 10022
           ------------------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    Brian J. Tsai
         --------------------------------------
 Title:   Chief Compliance Officer
         --------------------------------------
 Phone:   (212) 832-1290
         --------------------------------------

Signature, Place, and Date of Signing:

 /s/ Brian J. Tsai     New York, New York     January 22, 2007
-------------------   --------------------   ------------------
    [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


















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
                             FORM 13F SUMMARY PAGE



Report Summary:


 Number of Other Included Managers:        0
                                          ---------------------------

 Form 13F Information Table Entry Total:   16
                                          ---------------------------

 Form 13F Information Table Value Total:   $ 144,095,269.81
                                          ---------------------------
                                                  (thousands)


List of Other Included Managers:


NONE.

















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
                           FORM 13F INFORMATION TABLE



                                                           VALUE        SHRS/PRN  SH/ PUT/ INVESTMENT OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP        (X$1000)       AMOUNT   PRN CALL DISCRETION MNGRS     SOLE   SHARED  NONE

APEX SILVER MINES LTD      ORD            G04074 10 3     1,609,911.24    101,316 SH          SOLE              101,316     0     0
BERKSHIRE HATHAWAY INC DEL CLASS A        084670 10 8       219,980.00          2 SH          SOLE                    2     0     0
BERKSHIRE HATHAWAY INC DEL CLASS B        084670 20 7     3,926,286.00      1,071 SH          SOLE                1,071     0     0
CANADIAN NAT RES LTD       COM            136385 10 1    51,030,839.88    958,063 SH          SOLE              958,063     0     0
CENTRAL FD CDA LTD         CLASS A        153501 10 1    32,579,344.28  3,488,152 SH          SOLE            3,488,152     0     0
CENTRAL GOLD-TRUST         TR UNTI        153546 10 6     4,342,402.17    170,800 SH          SOLE              170,800     0     0
COMPTON PETE CORP          COM            204940 10 0    12,335,937.54  1,351,392 SH          SOLE            1,351,392     0     0
GAMMON LAKE RES INC        COM            364915 10 8    13,246,905.39    813,300 SH          SOLE              813,300     0     0
GLENCAIRN GOLD CORP        COM            377903 10 9     2,329,530.83  4,850,000 SH          SOLE            4,850,000     0     0
HARMONY GOLD MNG LTD       SPONSORED ADR  413216 30 0    10,751,093.07    682,609 SH          SOLE              682,609     0     0
NEVSUN RES LTD             COM            64156L 10 1     2,092,858.84    957,381 SH          SOLE              957,381     0     0
NEW GOLD INC CDA           COM            644535 10 6     5,437,004.89    730,300 SH          SOLE              730,300     0     0
NORTHGATE MINERALS CORP    COM            666416 10 2        36,018.00     10,350 SH          SOLE               10,350     0     0
QUEENSTAKE RES LTD YUKON   COM            748314 10 1     2,865,006.95 15,533,300 SH          SOLE           15,533,300     0     0
SERVICEMASTER CO           COM            81760N 10 9       258,830.73     19,743 SH          SOLE               19,743     0     0
UNICO AMERN CORP           COM            904677 10 8     1,033,320.00     79,000 SH          SOLE               79,000     0     0



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